Other Income	12 Months Ended
Dec. 31, 2017
Disclosure of other income explanatory [Abstract]
Disclosure of other operating income [text block]
30.	Other Income

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Interest income on bank deposits	$591,995	491,160	629,057
Interest income on government bonds with reverse repurchase agreements and others	20,215	3,382	43,581
Rental income, net	531,442	527,381	472,484
Dividend income	248,514	107,141	112,661
Grants	1,801,585	631,750	337,526
Others	636,146	619,414	602,284
	$3,829,897	2,380,228	2,197,593